LOANS PAYABLE - Disclosure of detailed information about loans payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loan Payable [Line Items]
Opening balance	$ 10,514,644	$ 3,062,706
Additions		11,383,148
Allocation of conversion feature		(1,209,507)
Conversion		(3,185,626)
Interest expense	1,287,499	818,371
Interest payments	(494,197)	(376,428)
Foreign exchange adjustments	(376,656)	21,980
Gain on extension of loan payable	(346,251)
Ending balance	10,585,039	10,514,644
Convertible loan facility [Member]
Loan Payable [Line Items]
Opening balance	5,464,781	3,062,706
Additions		6,383,148
Allocation of conversion feature		(1,209,507)
Conversion		(3,185,626)
Interest expense	1,087,499	768,508
Interest payments	(494,197)	(376,428)
Foreign exchange adjustments	(376,656)	21,980
Gain on extension of loan payable	(346,251)
Ending balance	5,335,176	5,464,781
Other loans [Member]
Loan Payable [Line Items]
Opening balance	5,049,863	0
Additions		5,000,000
Allocation of conversion feature		0
Conversion		0
Interest expense	200,000	49,863
Interest payments	0	0
Foreign exchange adjustments	0	0
Gain on extension of loan payable	0
Ending balance	$ 5,249,863	$ 5,049,863